UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

First Quadrant Tax-Managed Equity Fund

January 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 99.4%
Consumer Discretionary - 12.5%
Borders Group, Inc.	4,600	$120,750
Comcast Corp., Class A	3[2]	97
Ford Motor Co.	40,200	529,434
Fox Entertainment Group, Inc.	48,400	1,628,660
Home Depot, Inc.	14,900	614,774
Mandalay Resorts Group	1,800	127,080
Meredith Corp.	5,600	268,968
Neiman-Marcus Group, Inc., Class A	6,900[2]	461,610
News Corp, Inc., Class B	30,400[2]	534,432
News Corp., Inc., Class A*	10,772[2]	183,124
Pantry, Inc. (The)	3,400	97,750
Priceline.com, Inc.*	2,800[2]	63,252
Shaw Communications, Inc.*	26,200	454,832
Time Warner Co., Inc.	9,800	176,400
Urban Outfitters, Inc.	10,400[2]	437,528
Wesco International, Inc.	3,000	101,370
Total Consumer Discretionary		5,800,061

Consumer Staples - 3.7%
7-Eleven, Inc.	37,600	896,760
Altria Group, Inc.	7,200	459,576
Ralcorp Holdings, Inc.	6,500	286,000
SUPERVALU, Inc.	2,000	63,220
Total Consumer Staples		1,705,556

Energy - 10.6%
Apache Corp.	30,000	1,632,600
Burlington Resources, Inc.	10,000	437,100
ConocoPhillips Co.	17,400	1,614,545
Devon Energy Corp.	17,700	719,859
Universal Compression Holdings, Inc.	5,400	210,168
Valero Energy Corp.	5,600	291,368
Total Energy		4,905,640

Financials - 30.9%
Argonaut Group, Inc.	2,000	42,840
Assurant, Inc.	26,200	852,286
Bank of America Corp.	32,200	1,493,114
Bear Stearns Co., Inc., (The)	15,200	1,536,112
CIT Group, Inc.	4,000	161,480
Citigroup, Inc.	46,800[2]	2,295,540
Conseco, Inc.*	6,800	129,540
Fannie Mae Co.	400	25,832
Freddie Mac Corp.	20,800	1,358,032
Fremont General Corp.	11,800[2]	288,982
Merrill Lynch & Co., Inc.	27,600	1,657,932
Morgan Stanley Co.	5,200	290,992
National City Corp.	14,074	500,331
PMI Group, Inc.	26,400[2]	1,049,928
Radian Group, Inc.	10,800	517,752
Sovereign Bancorp, Inc.	76,600[2]	1,741,884
Wachovia Corp.	5,600	307,160
Westcorp Inc.	1,800	82,026
Total Financials		14,331,763

Health Care - 14.1%
Advanced Medical Optics, Inc.	2,000[2]	85,380
Aetna, Inc.*	3,800	482,790
AmerisourceBergen Corp.	13,800[2]	804,264
Amgen, Inc.	2,600	161,824
Applera Corp. - Applied Biosystems Group	26,400[2]	529,320
Becton, Dickinson & Co.	2,800	158,620
CIGNA Corp.	2,800	224,700
Coventry Health Care, Inc.	2,200	125,180
Eon Labs, Inc.	7,000[2]	179,620
Genzyme Corp.*	4,400	256,124
PacifiCare Health Systems, Inc.	3,000	184,590
Respironics, Inc.	14,000	810,600
UnitedHealth Group, Inc.	22,005	1,956,245
Watson Pharmaceuticals, Inc.	16,000	477,280
Wyeth Co.	2,600	103,038
Total Health Care		6,539,575

Industrials - 11.8%
Briggs & Stratton Corp.	27,800	1,078,362
Chicago Bridge & Iron Co. N.V.*	7,900[2]	298,620
ExpressJet Holdings, Inc.	27,800[2]	306,634
Landstar System, Inc.	25,200	876,456
Northrop Grumman Corp.	27,200	1,411,136
Republic Airways Holdings, Inc.	3,800	47,652
SPX Corp.	28,000[2]	1,173,200
Teleflex, Inc.	1,800	91,350
United Defense Industries, Inc.	3,400	162,962
Total Industrials		5,446,372

Information Technology - 10.6%
Apple Computer, Inc.	3,600	276,840
Arrow Electronics, Inc.	17,800[2]	420,258
Ask Jeeves, Inc. *	4,400[2]	124,784
IKON Office Solutions, Inc.	3,200[2]	34,400
Ingram Micro, Inc.	46,400	857,472
International Business Machines Corp.	2,000	186,840
iPass, Inc. *	10,200	60,486
LSI Logic Corp.*	8,200	50,102
Lucent Technologies, Inc.*	8,000[2]	26,080
MKS Instruments, Inc. *	1,600[2]	25,040
Motorola, Inc.	6,400	100,736
NCR Corp.	47,600	1,626,968
Storage Technology Corp.	9,200	289,708
Sun Microsystems, Inc. *	13,800	60,168
United Online, Inc.*	8,200	88,396
VeriSign, Inc.*	16,100	416,024
Yahoo!, Inc.	7,000	246,470
Total Information Technology		4,890,772

Materials - 0.6%
Nucor Corp.	1,000	56,160
Worthington Industries, Inc.	11,200	229,376
Total Materials		285,536

Telecommunication Services - 4.6%
AT&T Corp.	24,800	475,912
Centurytel, Inc.	28,000	912,800
NII Holdings, Inc., Class B*	7,000[2]	376,600
Price Communications Corp.	22,400	389,088
Total Telecommunication Services		2,154,400

Total Common Stocks
(cost $39,253,910)		46,059,675

Other Investment Companies - 14.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	6,381,734	6,381,734
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.23%	318,195	318,195
Total Other Investment Companies (cost $6,699,929)		6,699,929

Total Investments - 113.9%
(cost $45,953,839)		52,759,604

Other Assets, less Liabilities - (13.9)%		(6,418,515)
Net Assets - 100.0%		$46,341,089

Note:	Based on the cost of investments of $45,813,549 for Federal income tax purposes at January 31, 2005, the aggregate gross unrealized appreciation and depreciation were $7,242,593 and $296,538, respectively, resulting in net unrealized appreciation of investments of $6,946,055.

        * Non-income-producing securities.

[1]	Yields shown for an investment company represent the January 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares, amounting to a market value of $6,248,092, or 13.5% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Peter M. Lebovitz
Peter M. Lebovitz, President

Date: March 22, 2005

By: Galan G. Daukas
Galan G. Daukas, Chief Financial Officer

Date: March 22, 2005